Note 2 - Basis of Presentation	9 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PRESENTATION

a)	Statement of compliance

These condensed interim consolidated financial statements, including comparatives, have been prepared in accordance with IAS 34, Interim Financial Reporting (“IAS 34”), as issued by the International Accounting Standards Board (“IASB”), and interpretations issued by the IFRS Interpretations Committee (“IFRIC”). Accordingly, they do not include all of the information required for full annual financial statements by IFRS Accounting Standards (“IFRS”) for complete financial statements for year-end reporting purposes.

These condensed interim financial statements are presented in Canadian dollars, which is also the Company’s functional currency.

b)	Basis of measurement

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss or fair value through other comprehensive loss, which are stated at their fair value. In addition, these condensed interim consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these condensed interim consolidated financial statements are based on IFRS issued and effective as of December 31, 2024. The Board of Directors approved these condensed interim consolidated financial statements for issue on February 12, 2025.

c)	Principles of consolidation

These condensed interim consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the condensed interim consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances have been eliminated.

The condensed interim consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries listed in the following table:

	Country of Incorporation	Principal Activity

Sierra Gold & Silver Ltd. (“Sierra”)	USA	Holding Company
Rio Grande Resources Ltd. (“Rio Grande”)*	Canada	Holding Company

*Rio Grande was newly incorporated on July 19, 2024 for the purpose of the spin-out (Note 13).